Leases (Details 5) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating lease undiscounted cash flows	$ 1,103,434
Operating lease discount effect of cash flows	(43,043)
Operating lease liabilities	1,060,391	$ 1,263,173
Finance lease undiscounted cash flows	39,119
Finance lease discount effect of cash flows	(960)
Finance lease liabilities	$ 38,159	$ 99,823